Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Balance Sheet Components [Abstract]
BALANCE SHEET COMPONENTS

5 - BALANCE SHEET COMPONENTS

Inventory

Inventory consists of the following:

	September 30, 2024	December 31, 2023
Inventory	$7,352,841	$7,392,919
Inventory allowance	(353,161)	(1,145,548)
Consigned parts	977,597	1,128,250
Total	$7,977,277	$7,375,621

Prepaid and other current assets

Prepaid and other current assets consists of the following:

	September 30, 2024	December 31, 2023
Prepaid expenses	$258,178	$177,027
iFree - inventory purchase deposit	5,000,000	-
Production deposit	336,643	336,643
Other current assets	24,079	-
Total	$5,618,900	$513,670

On January 15, 2024, the Company entered into a Purchase Agreement with iFREE Group Holdings Limited (“iFree”) to purchase up to 6,250 next generation TROLLEE™ smart retail carts (the “Units”), for a purchase price per Unit not to exceed $800. The Company paid iFree a deposit of $5 million for the Units, which is to be refunded to the Company if the Units are not delivered to the Company on or before June 30, 2024. iFree granted the Company a security interest in the Units until delivery to the Company. The units were not delivered by June 30, 2024. On September 11, 2024 the Company and iFree signed an agreement providing for the return of the Company’s downpayment by November 15, 2024, which is being extended to year end December 31, 2024. Upon the return of the Company’s downpayment the Purchase Agreement will terminate.

Property and Equipment, net

Property and equipment, net consists of the following:

	September 30, 2024	December 31, 2023
Furniture and fixtures	$704,660	$683,763
Computer equipment	320,130	300,101
Leasehold improvements	390,742	390,742
Total property and equipment gross	1,415,712	1,374,606
Less - Accumulated depreciation	(1,163,559)	(997,939)
Total property and equipment net	$252,153	$376,667

Total depreciation expense for the three months ended September 30, 2024 and 2023 totaled approximately $56,000 and $64,000, respectively.

Total depreciation expense for the nine months ended September 30, 2024 and 2023 totaled approximately $166,000 and $181,000, respectively.

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	September 30, 2024	December 31, 2023
Payroll and payroll related expenses	$769,793	$503,629
Rent expenses - related party	3,524,400	3,124,800
Legal expenses	833,333	325,000
Consulting expenses	80,917	268,684
CEO expenses	119,075	179,075
Other accrued expenses and current liabilities	922,005	340,307
Total accrued expenses and other current liabilities	$6,249,523	$4,741,495

4 - BALANCE SHEET COMPONENTS

Inventory

Inventory consists of the following:

	As of December 31,
	2023	2022
Inventory	$7,392,919	$7,315,754
Inventory allowance	(1,145,548)	(825,213)
Consigned parts	1,128,250	1,057,433
Total	$7,375,621	$7,547,974

Property and Equipment, net

Property and equipment, net, consist of the following:

	As of December 31,
	2023	2022
Furniture and fixtures	$683,994	$664,943
Computer equipment	300,526	294,536
Leasehold improvements	390,742	390,742
Total property and equipment gross	1,375,262	1,350,221
Less - Accumulated depreciation	(998,595)	(772,952)
Total property and equipment net	$376,667	$577,269

Total depreciation expense for the years ended December 31, 2023 and 2022 totaled $237,537 and $269,137, respectively.

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2023	2022
Payroll and payroll related expenses	$503,629	$324,230
Rent expenses - related party	3,124,800	2,592,000
Consulting expenses	268,684	356,982
CEO expenses	179,075	789,575
Other accrued expenses and current liabilities	665,308	322,611
Total accrued expenses and other current liabilities	$4,741,495	$4,385,398